Provision (Benefit) for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Provision (Benefit) for Income Taxes (Tables) [Abstract]
Provision (benefit) for income taxes from continuing operations

	Years Ended December 31,
	2010	2009	2008
	(Millions)
Current:
Federal	$87	$15	$187
State	2	13	25
Foreign	40	21	8

	129	49	220
Deferred:
Federal	(63)	269	507
State	(104)	42	(5)
Foreign	12	3	11

	(155)	314	513

Total provision (benefit)	$(26)	$363	$733

Provision for income taxes from continuing operations at federal statutory rate

	Years Ended December 31,
	2010	2009	2008
	(Millions)
Provision (benefit) at statutory rate	$(328)	$334	$802
Increases (decreases) in taxes resulting from:
State income taxes (net of federal benefit)	(70)	35	13
Foreign operations — net	(17)	25	(16)
Impact of nontaxable noncontrolling interests	(58)	(49)	(54)
Goodwill impairment	351	—	—
Taxes on undistributed earnings of certain foreign operations	66	—	—
Reduction of tax benefits on Medicare Part D federal subsidy	11	—	—
Other — net	19	18	(12)

Provision (benefit) for income taxes	$(26)	$363	$733

Deferred tax liabilities and Deferred tax assets

	December 31,
	2010	2009
	(Millions)
Deferred tax liabilities:
Property, plant, and equipment	$1,784	$3,658
Derivatives — net	111	66
Investments	2,125	491
Other	100	108

Total deferred tax liabilities	4,120	4,323

Deferred tax assets:
Accrued liabilities	369	557
Minimum tax credits	120	62
State loss and credit carryovers	278	289
Other	70	58

Total deferred tax assets	837	966

Less valuation allowance	249	289

Net deferred tax assets	588	677

Overall net deferred tax liabilities	$3,532	$3,646

Reconciliation of beginning and ending amount of unrecognized tax benefits

	2010	2009
	(Millions)
Balance at beginning of period	$89	$79
Additions based on tax positions related to the current year	11	17
Additions for tax positions for prior years	3	4
Reductions for tax positions of prior years	(12)	(7)
Settlement with taxing authorities	—	(4)

Balance at end of period	$91	$89